Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Premises and Equipment, Gross	$ 23,425	$ 23,173
Accumulated depreciation	(16,252)	(15,206)
Premises and Equipment, Net	7,173	7,967
Land [Member]
Summary of premises and equipment
Premises and Equipment, Gross	1,978	1,978
Office buildings and improvements [Member]
Summary of premises and equipment
Premises and Equipment, Gross	8,725	8,637
Furniture and equipment [Member]
Summary of premises and equipment
Premises and Equipment, Gross	$ 12,722	$ 12,558